UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Maple Securities USA Inc.
Address: 10 Exchange Place, 26th Floor
         Jersey City, NJ  07302

13F File Number:  28-10660

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Malosky
Title:     CEO / President
Phone:     201 369 3044

Signature, Place, and Date of Signing:

      /s/  John Malosky     Jersey City, NJ     January 14, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     19

Form13F Information Table Value Total:     $8,467 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BAXTER INTL INC                COM              071813109      208     3900 SH       SOLE                     3900        0        0
CENTERPOINT ENERGY INC         COM              15189T107      141    11316 SH       SOLE                    11316        0        0
CHECK POINT SOFTWARE TECH LT   ORD              M22465104      207    10935 SH       SOLE                    10935        0        0
CSX CORP                       COM              126408103      220     6800 SH       SOLE                     6800        0        0
DOW CHEM CO                    COM              260543103      291    19400 SH       SOLE                    19400        0        0
GENTEX CORP                    COM              371901109      139    15900 SH       SOLE                    15900        0        0
INTEGRATED DEVICE TECHNOLOGY   COM              458118106       89    16000 SH       SOLE                    16000        0        0
KRAFT FOODS INC                CL A             50075N104      277    10400 SH       SOLE                    10400        0        0
MICROSOFT CORP                 COM              594918104      275    14200 SH       SOLE                    14200        0        0
MILLIPORE CORP                 COM              601073109      236     4600 SH       SOLE                     4600        0        0
NABORS INDUSTRIES LTD          SHS              G6359F103      159    13300 SH       SOLE                    13300        0        0
NATIONAL SEMICONDUCTOR CORP    COM              637640103      268    26800 SH       SOLE                    26800        0        0
NATIONWIDE FINL SVCS INC       CL A             638612101     5142    98500 SH       SOLE                    98500        0        0
NEWELL RUBBERMAID INC          COM              651229106      125    12900 SH       SOLE                    12900        0        0
NOVELL INC                     COM              670006105       49    12700 SH       SOLE                    12700        0        0
OPEN JT STK CO-VIMPEL COMMUN   SPONSORED ADR    68370R109       98    13800 SH       SOLE                    13800        0        0
POLYCOM INC                    COM              73172K104      163    12100 SH       SOLE                    12100        0        0
ST JOE CO                      COM              790148100      262    10800 SH       SOLE                    10800        0        0
WEATHERFORD INTERNATIONAL LT   COM              G95089101      118    11000 SH       SOLE                    11000        0        0